SEGMENT REPORTING (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total assets	$ 12,191,479	$ 8,908,660
Biotechnology Segment [Member]
Segment Reporting Information [Line Items]
Total assets	9,083,207	8,366,785
Technology Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 2,692,129	$ 541,875